Consolidated shareholders’ equity - Summary of Movements within Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Items not subsequently reclassifiable to profit or loss	€ (163)	€ (305)	€ (118)	[1]
Items subsequently reclassifiable to profit or loss	813	1,264	(2,562)	[1]
Change in fair value (excluding associates and joint ventures) reclassification to profit or loss			(89)
Animal Health business
Disclosure of analysis of other comprehensive income by item [line items]
Currency translation differences on foreign subsidiaries (excluding associates and joint ventures) reclassified to profit or loss			(23)
Items subsequently reclassifiable to profit or loss			(170)
Items subsequently reclassifiable to profit or loss currency transaction differences			(147)
Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [line items]
Items subsequently reclassifiable to profit or loss	27	(7)	(23)
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial gains/(losses) excluding investments accounted for using the equity method	(377)	201	(30)
Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	(5)	0	2
Tax effects	161	(69)	(90)
Items not subsequently reclassifiable to profit or loss	(163)	(305)	(118)
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss | Equity instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)	26	(529)	0
Change in fair value (investments accounted for using the equity method, net of taxes)	80	(8)	0
Income tax relating to change in fair value of equity instruments exluding equity method	(48)	100	0
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)	0	0	837
Change in fair value (investments accounted for using the equity method, net of taxes)	0	0	1
Tax effects	0	0	(145)
Change in fair value (excluding investments accounted for using the equity method)	(13)	3	(24)
Change in fair value (investments accounted for using the equity method, net of taxes)	0	0	0
Tax effects	4	(1)	8
Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)	850	1,273	(2,956)
Currency translation differences (investments accounted for using the equity method)	64	106	(283)
Hedges of net investments in foreign operations	(163)	(185)	0
Tax effects	48	72	0
Items subsequently reclassifiable to profit or loss	813	1,264	(2,562)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Debt instruments
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)	28	(4)	0
Change in fair value (investments accounted for using the equity method, net of taxes)	0	0	0
Income tax relating to change in fair value of debt instrument excluding associates and joint ventures	€ (5)	€ 0	€ 0

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).